[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

August 11, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	NXG Cushing Midstream Energy Fund Form N-2 Filing

Ladies and Gentlemen:

On behalf of NXG Cushing Midstream Energy Fund (the “Fund”), we have submitted for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Fund’s common shares, including pursuant to rights to subscribe for the Fund’s common shares, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act and is being filed pursuant to General Instruction A.2. of Form N-2.

A registration fee under the Securities Act of $11,020.00 was transmitted prior to filing.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy